Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Summary of accounts payable and accrued liabilities

	December 31, 2021	December 31, 2020

Trade payables	$71,011	$65,060
Taxes payable	19,182	10,997
Accrued expenses	105,141	103,315
	$195,334	$179,372